LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
SCHEDULE OF LIABILITIES ARISING FROM OPERATING LEASES

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of September 30, 2024:

2024	$14
2025	60
2026	58
Thereafter	10
Total undiscounted operating lease payments	142
Less: Imputed interest	16
Present value of operating lease liabilities	$126

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of December 31, 2023:

2024	$6,000
Total undiscounted operating lease payments	6,000
Less: Imputed interest	1,000
Present value of operating lease liabilities	$5,000